Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,535,000
Previously Paid Amount	0.00
Total Fee Amount	626.28
Total Offset Amount	0.00
Net Fee	626.28
Narrative - Max Aggregate Offering Price	$ 4,535,000
Final Prospectus	true